Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Private Warrants and Working Capital Warrants $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning
Warrants at Ending	419
Recognition in connection with Business Combination	2,045
Issuance	6,215
Change in fair value	(1,626)
Private Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning
Warrants at Ending	377
Recognition in connection with Business Combination	1,841
Change in fair value	(1,464)
Working Capital Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning
Warrants at Ending	42
Recognition in connection with Business Combination	204
Change in fair value	(162)
PIPE Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning
Warrants at Ending	25,339
Issuance	10,210
Change in fair value	$ 15,129